UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments:

Putnam Voyager Fund
The fund's portfolio
4/30/08 (Unaudited)

COMMON STOCKS (87.5%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Omnicom Group, Inc.	867,900	$41,433,546

Aerospace and Defense (4.9%)
Alliant Techsystems, Inc. (NON) (S)	188,600	20,742,228
Boeing Co. (The)	1,257,500	106,711,450
L-3 Communications Holdings, Inc. (S)	354,400	39,497,880
United Technologies Corp.	1,205,095	87,333,235
		254,284,793

Beverage (1.2%)
Pepsi Bottling Group, Inc. (The)	1,059,100	35,702,261
PepsiCo, Inc. (S)	374,400	25,657,632
		61,359,893

Biotechnology (2.2%)
Amgen, Inc. (NON)	1,012,200	42,380,814
Biogen Idec, Inc. (NON) (S)	602,600	36,571,794
Genzyme Corp. (NON) (S)	507,200	35,681,520
		114,634,128

Cable Television (0.6%)
DirecTV Group, Inc. (The) (NON)	1,379,600	33,993,344

Chemicals (2.4%)
Celanese Corp. Ser. A	258,700	11,576,825
Monsanto Co.	596,800	68,047,136
Potash Corp. of Saskatchewan (Canada)	246,500	45,343,675
		124,967,636

Commercial and Consumer Services (1.6%)
Dun & Bradstreet Corp. (The)	508,811	42,892,767
Equifax, Inc. (S)	1,054,800	40,367,196
		83,259,963

Communications Equipment (3.3%)
Cisco Systems, Inc. (NON) (S)	6,752,000	173,121,280

Computers (7.2%)
Apple Computer, Inc. (NON) (SEG)	897,900	156,189,705
EMC Corp. (NON) (S)	3,434,200	52,886,680
Hewlett-Packard Co.	1,112,200	51,550,470
IBM Corp.	821,100	99,106,770
NetApp, Inc. (NON)	709,500	17,169,900
		376,903,525

Conglomerates (0.8%)
Honeywell International, Inc.	450,900	26,783,460
Tyco International, Ltd. (Bermuda)	371,600	17,387,164
		44,170,624

Consumer Finance (0.3%)
Mastercard, Inc. Class A	58,300	16,216,728

Consumer Goods (1.8%)
Procter & Gamble Co. (The)	1,155,600	77,482,980
Unilever NV ADR (NY Shares) (Netherlands)	510,800	17,132,232
		94,615,212

Consumer Services (0.1%)
Netflix, Inc. (NON) (S)	134,500	4,301,310

Electric Utilities (0.2%)
FirstEnergy Corp.	136,400	10,317,296

Electronics (5.1%)
Intel Corp.	7,164,200	159,475,092
MEMC Electronic Materials, Inc. (NON)	310,900	19,577,373
National Semiconductor Corp. (S)	1,240,900	25,301,951
Texas Instruments, Inc. (S)	1,956,300	57,045,708
Watts Water Technologies, Inc. Class A (S)	169,100	4,543,717
		265,943,841

Energy (2.7%)
Dresser-Rand Group, Inc. (NON)	562,700	20,577,939
ENSCO International, Inc.	259,000	16,506,070
FMC Technologies, Inc. (NON) (S)	302,300	20,314,560
Global Industries, Ltd. (NON)	569,700	9,092,412

National-Oilwell Varco, Inc. (NON) (S)	550,703	37,695,620
Pride International, Inc. (NON) (S)	428,800	18,202,560
Tidewater, Inc. (S)	258,600	16,865,892
		139,255,053

Financial (0.3%)
Nasdaq OMX Group, Inc. (The) (NON)	457,700	16,683,165

Food (0.2%)
Sara Lee Corp.	813,600	11,805,336

Health Care Services (4.2%)
Aetna, Inc.	811,200	35,368,320
Express Scripts, Inc. (NON)	689,100	48,250,782
Humana, Inc. (NON)	371,600	17,758,764
Medco Health Solutions, Inc. (NON) (S)	700,200	34,687,908
UnitedHealth Group, Inc.	1,408,700	45,965,881
WellPoint, Inc. (NON)	728,100	36,222,975
		218,254,630

Insurance (0.5%)
Berkshire Hathaway, Inc. Class B (NON)	5,657	25,213,249

Investment Banking/Brokerage (3.3%)
BlackRock, Inc.	124,100	25,042,139
Blackstone Group LP (The)	1,917,900	35,807,193
Goldman Sachs Group, Inc. (The)	357,600	68,433,912
State Street Corp. (S)	466,400	33,646,096
T. Rowe Price Group, Inc.	198,200	11,606,592
		174,535,932

Machinery (3.6%)
AGCO Corp. (NON) (S)	275,800	16,583,854
Caterpillar, Inc. (S)	1,025,800	83,992,504
Joy Global, Inc.	621,300	46,131,525
Parker-Hannifin Corp. (S)	185,600	14,820,160
Terex Corp. (NON) (S)	424,000	29,544,320
		191,072,363

Manufacturing (0.5%)
Mettler-Toledo International, Inc. (NON)	292,900	27,901,654

Media (0.5%)
Walt Disney Co. (The)	741,000	24,030,630

Medical Technology (3.7%)
Becton, Dickinson and Co.	738,800	66,048,720
Medtronic, Inc.	1,734,600	84,440,328
St. Jude Medical, Inc. (NON) (S)	1,041,300	45,588,114
		196,077,162

Metals (1.3%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	524,600	59,673,250
Southern Copper Corp.	66,000	7,574,160
		67,247,410

Oil & Gas (6.3%)
Chevron Corp.	497,100	47,796,165
ConocoPhillips (S)	679,000	58,495,850
Devon Energy Corp.	248,900	28,225,260
Exxon Mobil Corp.	786,900	73,236,783
Occidental Petroleum Corp.	632,600	52,638,646
Sunoco, Inc. (S)	419,700	19,478,277
Tesoro Corp. (S)	431,500	10,847,910
Valero Energy Corp.	789,900	38,586,615
		329,305,506

Pharmaceuticals (4.5%)
Eli Lilly Co.	426,800	20,546,152
Forest Laboratories, Inc. (NON)	257,200	8,927,412
Johnson & Johnson	1,264,400	84,828,596
Merck & Co., Inc.	1,958,300	74,493,732
Schering-Plough Corp.	1,205,200	22,187,732
Wyeth	524,400	23,320,068
		234,303,692

Power Producers (0.5%)
AES Corp. (The) (NON)	1,478,600	25,668,496

Publishing (0.8%)
McGraw-Hill Cos., Inc. (The)	986,420	40,433,356

Real Estate (1.3%)
CB Richard Ellis Group, Inc. Class A (NON)	2,380,955	55,047,680
Jones Lang LaSalle, Inc.	155,002	12,029,705
		67,077,385

Restaurants (1.0%)
Yum! Brands, Inc. (S)	1,241,000	50,483,880

Retail (6.0%)
Amazon.com, Inc. (NON)	162,700	12,793,101
Best Buy Co., Inc.	1,181,900	50,845,338
Big Lots, Inc. (NON) (S)	773,800	20,915,814
Costco Wholesale Corp. (S)	371,400	26,462,250
CVS Caremark Corp.	1,188,400	47,975,708
Dollar Tree, Inc. (NON)	242,963	7,677,631
Kroger Co.	1,036,100	28,233,725
Lowe's Cos., Inc. (S)	1,108,500	27,923,115
Priceline.com, Inc. (NON) (S)	120,300	15,355,092
Ross Stores, Inc.	413,000	13,831,370
Safeway, Inc. (S)	674,300	21,307,880
Staples, Inc.	556,600	12,078,220
TJX Cos., Inc. (The) (S)	873,900	28,157,058
		313,556,302

Software (7.1%)
Activision, Inc. (NON)	572,900	15,496,945
Adobe Systems, Inc. (NON)	1,687,400	62,923,146
Autodesk, Inc. (NON)	780,300	29,651,400
Microsoft Corp. (S)	7,116,100	202,951,172
Oracle Corp. (NON)	1,907,800	39,777,630
Symantec Corp. (NON) (S)	1,228,600	21,156,492
		371,956,785

Technology Services (4.2%)
Accenture, Ltd. Class A (Bermuda) (S)	1,744,800	65,517,240
eBay, Inc. (NON)	1,916,800	59,976,672
Google, Inc. Class A (NON)	168,334	96,672,533
		222,166,445

Textiles (1.0%)
Coach, Inc. (NON) (S)	924,400	32,880,908
NIKE, Inc. Class B (S)	287,900	19,231,720
		52,112,628

Tobacco (0.9%)
Altria Group, Inc.	365,000	7,300,000
Loews Corp. - Carolina Group	326,300	21,428,121
Philip Morris International, Inc. (NON)	365,000	18,625,950
		47,354,071

Waste Management (0.5%)
Republic Services, Inc.	786,400	24,999,656

Water Utilities (0.1%)
Veolia Environnement ADR (France)	73,600	5,332,320

Total common stocks (cost $4,421,192,150)		$4,576,350,225

SHORT-TERM INVESTMENTS (23.5%)(a)
	Principal
	amount/shares	Value

Old Line Funding, LLC, for an effective yield
of 2.81%, May 9, 2008	$45,000,000	$44,972,000
Interest in $300,000,000 joint tri-party repurchase
agreement dated April 30, 2008 with Deutsche Bank
Securities, Inc. due May 1, 2008 -- maturity value
of $41,802,322 for an effective yield of 2.00%
(collateralized by various mortgage backed securities
with coupon rates ranging from 5.00% to 6.50% and due
dates ranging from April 15, 2036 to February 1, 2038
valued at $306,000,000).	41,800,000	41,800,000
Short-term investments held as collateral for loaned
securities with yields ranging from 1.96% to 3.11% and
due dates ranging from May 1,2008 to June 27, 2008 (d)	560,459,119	559,705,724
Putnam Prime Money Market Fund (e)	579,579,881	579,579,881

Total short-term investments (cost $1,226,057,605)		$1,226,057,605

TOTAL INVESTMENTS

Total investments (cost $5,647,249,755) (b)		$5,802,407,830

FUTURES CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100 Index E-Mini (Long)	3,323	$127,819,195	Jun-08	$6,855,294
S&P 500 Index (Long)	1,476	511,434,000	Jun-08	14,287,049

Total				$21,142,343

NOTES

(a) Percentages indicated are based on net assets of $5,227,226,446.

(b) The aggregate identified cost on a tax basis is $5,647,875,886, resulting in gross unrealized appreciation and depreciation of $455,674,602 and $301,142,658, respectively, or net unrealized appreciation of $154,531,944.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2008, the value of securities loaned amounted to $545,252,054. The fund received cash collateral of $559,705,724 which is pooled with collateral of other Putnam funds into 58 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,199,862 for the period ended April 30, 2008. During the period ended April 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $1,094,794,191 and $541,345,545, respectively.

(S) Securities on loan, in part or in entirety, at April 30, 2008.

At April 30, 2008, liquid assets totaling $639,253,195 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 27, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 27, 2008